SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)
The Fairholme Allocation Fund

The accompanying notes are an integral part of the schedule of investments.
Shares Value
DOMESTIC EQUITY
SECURITIES — 62.3%
DIVERSIFIED BANKS — 3.9%
41,300 Citigroup, Inc. $ 2,015,853
DIVERSIFIED HOLDING
COMPANY — 1.9%
3,600
Berkshire Hathaway, Inc.,
Class B
(a)
1,010,880
OIL & GAS STORAGE &
TRANSPORTATION — 16.7%
121,600 Kinder Morgan, Inc. 2,227,712
268,700 Energy Transfer LP 3,146,477
124,000 Enterprise Products Partners LP 3,263,680
8,637,869
PROPERTY & CASUALTY
INSURANCE — 1.3%
30,000 Old Republic International Corp. 655,200
REAL ESTATE MANAGEMENT &
DEVELOPMENT — 25.0%
348,267 The St. Joe Co.
(b)
12,910,258
SEMICONDUCTORS — 3.6%
58,600 Intel Corp. 1,870,512
STEEL — 9.9%
125,900 Commercial Metals Co. 5,100,209
TOTAL DOMESTIC EQUITY SECURITIES
(COST $23,461,587)
32,200,781
FOREIGN EQUITY SECURITIES
— 14.1%
CAYMAN ISLANDS — 2.2%
INTERNET AND DIRECT
MARKETING RETAIL — 2.2%
12,000
Alibaba Group Holding Ltd.,
ADR 1,144,920
CANADA — 11.9%
FOREST PRODUCTS — 2.2%
45,400 Interfor Corp. 1,116,895
METALS & MINING — 9.2%
2,412,125 Imperial Metals Corp.
(a)
4,775,212
Shares Value
FOREIGN EQUITY
SECURITIES— 14.1%
(CONTINUED)
CANADA— 11.9% (CONTINUED)
STEEL — 0.5%
10,000 Stelco Holdings, Inc. $ 270,682
TOTAL FOREIGN EQUITY SECURITIES
(COST $30,104,179)
7,307,709
DOMESTIC PREFERRED
EQUITY SECURITIES — 3.0%
MORTGAGE FINANCE — 3.0%
282,295 Federal Home Loan Mortgage
Corp.
7.875%, Series Z
(c)
861,000
216,265 Federal National Mortgage
Association
7.750%, Series S
(c)
689,885
1,550,885
TOTAL DOMESTIC PREFERRED EQUITY
SECURITIES (COST $2,038,289)
1,550,885
Principal
U.S. GOVERNMENT
OBLIGATIONS — 17.1%
U.S. Treasury Bills
$ 4,000,000 2.795%,
01/12/2023
(d)
3,955,423
5,000,000 2.125%,
05/18/2023
(d)
4,891,633
TOTAL U.S. GOVERNMENT OBLIGATIONS
(COST $8,884,450)
8,847,056

SCHEDULE OF INVESTMENTS (continued)
August 31, 2022 (Unaudited)
The Fairholme Allocation Fund

The accompanying notes are an integral part of the schedule of investments.
(a)
    Non-income producing security.
(b)
    Restricted/controlled security. The value of this security totals $12,910,258, which represents 24.96% of The Allocation Fund’s net assets. Information related to this security is as follows:
(c)
    Variable rate security. Rates shown are the effective rates as of August 31, 2022.
(d)
    Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)
    Annualized based on the 1-day yield as of August 31, 2022.
Shares Value
MONEY MARKET FUNDS
— 5.4%
2,781,365 Fidelity Investments Money
Market Treasury Portfolio -
Class I, 2.11%
(e)
$ 2,781,365
TOTAL MONEY MARKET FUNDS
(COST $2,781,365)
2,781,365
TOTAL INVESTMENTS — 101.9%
(COST $67,269,870) 52,687,796
LIABILITIES IN EXCESS OF
OTHER ASSETS — (1.9)%
(966,572)
NET ASSETS — 100.0%
$ 51,721,224
Shares Issuer
Acquisition
Date(s)
Acquisition
Cost
8/31/2022
Value
Per Share
348,267 The St. Joe Co. 08/09/2017-09/01/2017 $6,615,792 $37.07

NOTES TO FINANCIAL STATEMENTS
August 31, 2022 (unaudited)
The Fairholme Allocation Fund

Note 1. Significant Accounting Policies
As an investment company, The Allocation Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Allocation Fund’s investments are reported at fair value as defined by U.S. GAAP. The Allocation Fund calculates its net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock
Exchange is open.
A description of the valuation techniques applied to The Allocation Fund’s securities measured at fair value on a recurring basis follows:
Security Valuation:
Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the
NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level
2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.
Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is determined using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation and
Liquidity Risk Management Committee. As of August 31, 2022, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at August 31, 2022, in instances where significant unobservable inputs are used, they would be classified in Level 3.
Open-end mutual funds: Investments in open-end mutual fund including money market fund are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.
Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.
Restricted securities: The Manager is deemed to be an affiliate of The St. Joe Co. (“Joe”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Joe by The Allocation Fund and other advisory clients advised by the Manager. Shares of Joe owned by The Allocation Fund are considered control securities under Rule 144 and are treated as restricted securities for purposes of The Allocation Fund valuation procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or
Level 3 of the fair value hierarchy. Joe was classified as Level 2 at August 31, 2022.
The Allocation Fund uses several recognized industry third-party pricing services (TPPS), which are approved by the Board and unaffiliated with the Manager, to provide prices for some of The Allocation Fund's securities. The Allocation Fund also uses

NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2022 (unaudited)
The Fairholme Allocation Fund

other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.
Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the
Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f)
the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.
The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.
The inputs and valuation techniques used to measure fair value of The Allocation Fund's investments are summarized into three levels as described in the hierarchy below:
Level 1 — quoted prices in active markets for identical securities;
Level 2 — other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and
Level 3 — significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (continued)
August 31, 2022 (unaudited)
The Fairholme Allocation Fund

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of The Allocation Fund's investments by inputs used to value The Allocation
Fund's investments as of August 31, 2022, is as follows:
There were no Level 3 investments for The Allocation Fund at August 31, 2022.
For additional information regarding the accounting policies of the Fund and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.
Valuation Inputs
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Observable
Inputs
Total
Fair Value
at 08/31/22
THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development $ — $ 12,910,258 $ — $ 12,910,258
Other Industries
*
19,290,523 — — 19,290,523
Foreign Equity Securities
*
7,307,709 — — 7,307,709
Domestic Preferred Equity Securities
*
1,550,885 — — 1,550,885
U.S. Government Obligations — 8,847,056 — 8,847,056
Money Market Funds 2,781,365 — — 2,781,365
TOTAL INVESTMENTS
$ 30,930,482 $ 21,757,314 $ — $ 52,687,796
*
Industry classification for these categories are detailed in the Schedule of Investments.